Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000015147 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	FREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$122	1.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 5.78% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.78%	3.13%	4.78%

Class A Shares at maximum sales charge (Offering Price)	(0.32)%	1.92%	4.17%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,033,444,965
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,172,947
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	FRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$199	1.94%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.94%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 4.97% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	4.97%	2.36%	4.15%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,033,444,965
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,172,947
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000126484 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FREGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$81	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 6.20% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.20%	3.54%	5.20%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,033,444,965
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,172,947
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	FARCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$97	0.94%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Estate Securities Fund returned 6.05% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Estate Securities Blended Benchmark, which returned 6.89%.

•  Top contributors to relative performance

»   Security selection and an overweight to the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

»   Security selection in the net lease sector, led by an underweight to Realty Income Corporation.

•  Top detractors from relative performance

»   An overweight to the industrial sector, including out‑of‑index exposure to Lineage, Inc.

»   An underweight to the real estate services sector, particularly an underweight to large benchmark constituent Iron Mountain, Inc.

»   An underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.05%	3.39%	5.04%

S&P 500® Index	25.02%	14.53%	13.10%

MSCI US REIT Index	8.75%	4.31%	5.66%

Real Estate Securities Blended Benchmark	6.89%	3.64%	5.32%

Lipper Real Estate Funds Classification Average	6.41%	3.42%	5.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,033,444,965
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,172,947
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,033,444,965

Total number of portfolio holdings	62

Portfolio turnover (%)	62%

Total management fees paid for the year	$8,172,947

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000056118 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	FGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$127	1.21%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 10.74% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	10.74%	4.62%	5.97%

Class A Shares at maximum sales charge (Offering Price)	4.34%	3.38%	5.34%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 463,261,696
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,261,353
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000070757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	FGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$206	1.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.96%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 9.9% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	9.90%	3.81%	5.32%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 463,261,696
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,261,353
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171406 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class R6 Shares
Trading Symbol	FGIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$94	0.89%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 11.09% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	11.09%	4.96%	6.72%

MSCI ACWI Index (Net)	17.49%	10.06%	11.10%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.94%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.78%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 463,261,696
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,261,353
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective February 8, 2024, Benjamin Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000056119 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	FGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$101	0.96%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Infrastructure Fund returned 10.94% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the S&P Global Infrastructure Index (Net), which returned 14.05%.

•  Top contributors to relative performance

»   An underweight to the airport sector, led by underweights to Aeroports de Paris ADP and Auckland International Airport Limited.

»   Security selection in the toll roads sector, led by underweights to Atlas Arteria and Transurban Group Ltd.

•  Top detractors from relative performance

»   Security selection and an underweight to the electric utilities sector, including an underweight to Constellation Energy Corporation.

»   Out‑of‑benchmark allocation to the technology infrastructure sector, including American Tower Corporation and Cellnex Telecom S.A.

»   An overweight to the rail sector, including an out‑of‑benchmark position in Canadian National Railway Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	10.94%	4.87%	6.23%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

S&P Global Infrastructure Index (Net)	14.05%	4.40%	5.00%

Lipper Global Infrastructure Funds Classification Average	7.86%	3.96%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 463,261,696
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 4,261,353
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$463,261,696

Total number of portfolio holdings	88

Portfolio turnover (%)	83%

Total management fees paid for the year	$4,261,353

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective February 8, 2024, Benjamin T. Kerl was added as a portfolio manager of the Fund. Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000104365 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class A Shares
Trading Symbol	NRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$120	1.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 6.83% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.83%	1.78%	4.06%

Class A Shares at maximum sales charge (Offering Price)	0.68%	0.58%	3.44%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,093,075,788
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 7,824,025
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000104366 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class C Shares
Trading Symbol	NRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$197	1.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.91%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 5.98% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.98%	1.02%	3.44%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,093,075,788
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 7,824,025
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000171407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class R6 Shares
Trading Symbol	NRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$84	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 7.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/30/16)

Class R6 Shares at NAV	7.13%	2.12%	4.34%

MSCI ACWI Index (Net)	17.49%	10.06%	11.10%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.59%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.43%

Lipper Real Return Funds Classification Average	3.84%	4.54%	4.26%

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,093,075,788
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 7,824,025
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectusesor upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectusesor upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000104368 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class I Shares
Trading Symbol	NRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.91%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Real Asset Income Fund returned 7.07% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the Real Asset Income Blended Benchmark, which returned 7.88%.

•  Top contributors to relative performance

»   Security selection among infrastructure common shares, led by pipeline companies, including an out‑of‑benchmark position in Energy Transfer LP.

»   Security selection among real estate common shares, led by health care real estate investment trusts (REITs), including an overweight to American Healthcare REIT, Inc.

•  Top detractors from relative performance

»   Security selection among real estate preferred securities, including underweights to office REIT preferreds.

»   Security selection among infrastructure preferred securities, most notably electric utilities preferreds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.07%	2.03%	4.31%

MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

Bloomberg U.S. Corporate High Yield Bond Index	8.19%	4.21%	5.17%

Real Asset Income Blended Benchmark	7.88%	2.78%	4.25%

Lipper Real Return Funds Classification Average	3.84%	4.54%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,093,075,788
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 7,824,025
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$1,093,075,788

Total number of portfolio holdings	431

Portfolio turnover (%)	82%

Total management fees paid for the year	$7,824,025

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Noah Hauser, CFA was added as a portfolio manager of the Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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